Other operating results - Additional Information (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Jul. 26, 2021 EUR (€)
Other operating results
Re-equilibrium of concession agreements, net of tax			$ 13,639	$ 25,473		$ 33,185
Re-equilibrium reversal			$ (1,666)	3,074
Contribution to strengthen airport system						11,968	€ 10,000
Italian grant approved | €								€ 800,000
Allowance as percent of net salary			50.00%
Maximum amount of number of minimum vital salaries | item			2
Aeropuertos Argentina 2000 S.A.("AA2000")
Other operating results
Percentage of total revenues of the concession assigned to government			15.00%
Percentage of revenues destined to fund the investments commitments			2.50%
Toscana Aeroporti S.p.a.
Other operating results
Compensation determined				10,900	€ 9,500
Reversal of compensation granted	$ 362	€ 339
Brasilia Concession Agreement
Other operating results
Reconstitution through compensation of the concession fee payable, net of tax			$ 11,754	22,636		29,867
Re-equilibrium, increase in compensation			1,046
Re-equilibrium reversal				3,074
Natal Concession Agreement
Other operating results
Reconstitution through compensation of the concession fee payable			1,885	2,837
Reconstitution through compensation of the concession fee payable, net of tax						$ 3,318
Re-equilibrium reversal			$ 190	376
Total
Other operating results
Re-equilibrium reversal				$ 3,450